Form N-1A Cover	Feb. 29, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AIM Investment Securities Funds (Invesco Investment Securities Funds)
Entity Central Index Key	0000842790
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 29, 2024
Prospectus Date	Jun. 28, 2024